John Hancock
Bond Fund

ANNUAL REPORT

5.31.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 21

For your information
page 37


Dear Fellow Shareholders,

The stock market had a rough start to 2001, as last year's downward spiral continued, due to growing concern over the slowing economy and a parade of disappointing earnings announcements. But as the Federal Reserve aggressively attacked the slowdown with five interest-rate cuts between January and May, the market began to rebound in April on the belief that the worst might be over. Bonds wound up outperforming stocks, producing mostly positive returns, while the Standard & Poor's 500 Index returned -4% through May. Bonds were the beneficiaries of both the rate cuts and investors' search for safety. Even with the spring upturn, the market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks a
high level of
current income
consistent with
prudent investment
risk by investing in
a diversified
portfolio of debt
securities,
including corporate
bonds and U.S.
government and
agency securities.

Over the last twelve months

* The economy slowed rapidly, hurting corporate profits and the stock market.

* Bond funds surpassed stock funds; U.S. Treasuries dominated the first half and then corporate bonds rallied as the Federal Reserve cut rates.

* The Fund reduced its U.S. Treasury position and increased stakes in high-yield and emerging-market debt.

[Bar chart with heading "John Hancock Bond Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2001." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 12.38% total return for Class A. The second bar represents the 11.64% total return for Class B. The third bar represents the 11.60% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]

Top holdings

13.5%   United States Treasury
 7.4%   Federal National Mortgage Assn.
 4.9%   Government National Mortgage Assn.
 1.4%   GMAC Commercial Mortgage Securities
 1.2%   Iberdrola International
 1.0%   Hydro-Quebec
 1.0%   New York Life Insurance Co.
 0.9%   Morgan Stanley Capital I
 0.9%   RBSG Capital
 0.8%   Scotland International Finance No. 2

As a percentage of net assets on May 31, 2001.



BY JAMES K. HO, CFA, PORTFOLIO MANAGEMENT TEAM LEADER AND
BENJAMIN A. MATTHEWS, PORTFOLIO MANAGER

John Hancock
Bond Fund

MANAGERS'
REPORT

The investment environment in the second half of fiscal 2001 proved to be beneficial to all the fixed-income sectors in which the John Hancock Bond Fund invests. This was a welcome change from the unease that plagued several sectors in the period's first half -- high-yield and investment-grade corporate bonds in particular. We took advantage of the portfolio's flexibility, tapping into the opportunities the changing market conditions offered.

STRONG RESULTS

With this backdrop, John Hancock Bond Fund produced double-digit returns for the year ended May 31, 2001. The Fund's Class A, Class B and Class C shares posted total returns of 12.38%, 11.64% and 11.60%, respectively, at net asset value. By comparison, the average corporate debt A-rated fund returned 12.09%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Longer-term performance information can be found on pages six and seven.

"...the second half of
 fiscal 2001 proved to be
 beneficial to all the fixed-
 income sectors in which
 the...Fund invests."

THE FED'S ACT I

In June 2000, the Fund's fiscal year began on the heels of several interest-rate increases by the Federal Reserve Board, which succeeded in slowing economic growth, but to such a degree that fears of recession set in. By November, corporate bonds were suffering severe price declines as a result. Credit spreads (the difference in yield between bonds of different credit quality) had widened to levels last seen in 1990--1991. When corporations missed their earnings projections, investors feared the profit outlook would only get worse. Quality was the key to weathering the market's volatility. In this first half of the fiscal year, we had emphasized U.S. Treasury issues, mortgage-backed securities and higher-quality corporate bonds, all of which proved to be the better-performing sectors.

[A photo of Team leader Jim Ho flush right next to first paragraph.]

THE FED'S ACT II

By the end of the Fund's fiscal year in May 2001, the Fed was in the midst of an aggressive campaign to ease monetary policy, which has improved the outlook for an economic recovery -- if not presently, at least at some point in the foreseeable future. Between January and the end of May, the Fed had enacted five interest-rate cuts, totaling 2.50%. Though these cuts have caused only short bursts of optimism for stock investors, they have lifted the broad fixed-income market, in particular credit-sensitive sectors, which are in a constant forward-looking mode. The lower interest rates have reduced the borrowing costs for companies and consumers. As a result, corporate new-issuance supply has increased and has been met with strong demand. More confident in taking on risk, bond investors are returning to sectors that offer attractive risk premiums, such as lower-tier investment-grade and high-yield debt, as well as emerging-market issues.

"We continue to maintain
 fair representation in
 recession-resistant
 industries..."

ECONOMICALLY SENSITIVE ISSUES BOOSTED

The recently passed tax-cut legislation lends further support to a brighter economic outlook, and we have selectively bolstered the Fund's stake in high-yield bonds and lower-quality investment-grade securities. Though the default rate is relatively high, history tells us that defaults are backward indicators -- the cumulative result of a series of prior financial events or disappointments. The Fed's commitment to boost economic growth gives us reason to believe that defaults should stabilize and perhaps decline. Furthermore, our intense credit research capabilities have enabled us to steer clear of many problem credits or provided us with enough information to move out of problem issues before conditions got worse.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is U.S. government 14%, the second is U.S. government agencies 13%, the third Utilities 13%, the fourth Finance 6%, and the fifth Media 5%.]

We added to economically sensitive issues -- such as those in the airline, mining, paper and retail industries -- as well as select telecommunication, cable/media and financial issues. We bought or added to holdings such as Northwest Airlines, Newmont Mining, Phelps Dodge, Georgia-Pacific, Federated Department Stores, AOL Time Warner, Viacom and Bank One. We also increased the Fund's weighting in emerging-market bonds, purchasing BBVA Bancomer (a Mexican corporate bond that we later sold for profits), Brazil C-bonds and Colombia sovereign debt.

[Pie chart at bottom of page with heading "Types of investments in the Fund As of May 31, 2001." The chart is divided into six sections (from top to left): Corporate bonds 56%, Government bonds 26%, Foreign corporate bonds 8%, Foreign government bonds 2%, Preferred stock 1% and Short-term investments & other 7%.]

We continue to maintain fair representation in recession-resistant industries such as defense, utilities, health care, media and energy. Noteworthy performers in these areas included BellSouth, Qwest Capital Funding, Progress Energy, HealthSouth and Cox Communications.

YIELD CURVE STEEPENS

Long-term U.S. Treasury bonds dominated fixed-income performance last summer. As they rallied, the Fund benefited from its substantial exposure. The price strength of long-term Treasury bonds created an inverted yield curve, an unusual occurrence wherein rates on long-term securities are lower than those offered by shorter-term issues. The yield curve modified in the fall and then in response to the Fed's easing reverted to its normally steep shape this past spring. Consequently, Treasury securities stepped out of the performance limelight. In the period's second half, we reduced the Fund's exposure to Treasury bonds as well as mortgage-backed and agency issues, redeploying those assets into corporate bonds and emerging-market debt.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is AT&T Wireless followed by an up arrow with the phrase "Rebound in telecommunications." The second listing is Bank of America followed by an up arrow with the phrase "Decline in interest rates." The third listing is Brazil C-Bonds followed by a sideways arrow with the phrase "Uncertainty in Argentina."]

"...we shall watch the
 markets carefully and rely on
 intense credit research..."

Our duration, or interest-rate sensitivity, and our yield-curve strategy remained relatively neutral throughout most of the year. More recently, we have shortened duration slightly, believing that Treasury yields do not have much more room to fall. Should the Fed's actions succeed in stimulating economic growth as we anticipate, the yield curve may begin to flatten and a shorter-duration stance would prove beneficial.

OUTLOOK

Though fiscal 2002 is shaping up to offer corporate bonds a more benign investment environment, we are very aware that the economy may not respond as favorably to the Fed's easing as we hope, or could even deteriorate further. Experience tells us the latter scenario, though possible, is doubtful, given the Fed's resolve. Nevertheless, we shall watch the markets carefully and rely on intense credit research to guide our investment decisions.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the year ended
May 31, 2001.

The index used for
comparison is the
Lehman Brothers
Corporate Bond
Index, an unman
aged index that
mirrors the invest
ment objectives and
characteristics of
the Fund.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index
Inception date                11-9-73     11-23-93      10-1-98           --

Average annual returns with maximum sales charge (POP)
One year                         7.30%        6.64%        9.50%       13.76%
Five years                       6.13%        6.07%          --         7.40%
Ten years                        7.32%          --           --         7.92%
Since inception                    --         5.81%        3.15%          --

Cumulative total returns with maximum sales charge (POP)
One year                         7.30%        6.64%        9.50%       13.76%
Five years                      34.63%       34.24%          --        42.89%
Ten years                      102.60%          --           --       114.39%
Since inception                    --        52.86%        8.61%          --

SEC 30-day yield as of May 31, 2001
                                 7.23%        6.87%        6.79%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Corporate Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $21,439 as of May 31, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, before sales charge, and is equal to $21,204 as of May 31, 2001. The third bar represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, after sales charge, and is equal to $20,251 as of May 31, 2001.
                                    Class B 1    Class C 1
Inception date                     11-23-93      10-1-98
Without sales charge                $15,286      $10,973
With maximum sales charge                --      $10,863
Index                               $16,301      $11,510

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of May 31, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2001.

This schedule is divided into three main categories: bonds, preferred stocks and warrants, and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE
BONDS 92.08%                                                                                           $1,274,705,116
(Cost $1,273,419,554)

Aerospace 0.79%                                                                                           $10,919,732
Jet Equipment Trust,
  Equipment Trust Cert Ser 95B2 08-15-14 (R)                         10.910%     BBB           $5,800       6,293,000
Lockheed Martin Corp.,
  Bond 12-01-29                                                       8.500      BBB-           4,145       4,626,732

Agricultural Operations 0.55%                                                                               7,612,044
Cargill, Inc.,
  Note 05-01-06 (R)                                                   6.250      A+             3,050       3,016,175
Potash Corp.,
  Note (Canada) 05-31-11 (Y)                                          7.750      BBB+           4,485       4,595,869

Automobiles/Trucks 2.09%                                                                                   28,890,826
DaimlerChrysler Auto Trust,
  Pass Thru Ctf Ser 2001-A Class A-4 03-06-06                         5.400      AAA            6,380       6,377,863
ERAC USA Finance Co.,
  Note 02-15-05 (R)                                                   6.625      BBB+           1,440       1,404,706
  Note 12-15-09 (R)                                                   7.950      BBB+           2,675       2,674,171
Ford Credit Auto Owner Trust,
  Pass Thru Ctf Ser 2000-F Class A-3 11-15-04                         6.580      AAA            7,985       8,200,196
Ford Motor Co.,
  Note 07-16-31                                                       7.450      A              4,245       4,088,190
Toyota Auto Receivables Owner Trust,
  Asset Backed Note Ser 2000-B Class A-4 04-15-07                     6.800      AAA            5,920       6,145,700

Banks -- Foreign 3.60%                                                                                     49,853,765
Abbey National First Capital, B.V.,
  Sub Note (United Kingdom) 10-15-04 (Y)                              8.200      AA-           10,000      10,789,600
African Development Bank,
  Sub Note (Supra National) 12-15-03 (Y)                              9.750      AA-            8,000       8,824,000
Barclays Bank Plc,
  Sub Note (United Kingdom) 06-15-49 (R) (Y)                          7.375      A+             3,455       3,473,899
International Bank for Reconstruction & Development,
  Deb (Supra National) 09-01-16 (Y)                                   8.250      AAA            5,000       5,909,900
Royal Bank of Scotland Group Plc,
  Bond (United Kingdom) 03-31-49 (Y)                                  8.817      A-             3,130       3,366,878
Scotland International Finance No. 2, B.V.,
  Gtd Sub Note (Netherlands) 11-01-06 (R) (Y)                         8.850      A             10,335      11,382,452
Standard Chartered Bank,
  Sub Note (United Kingdom) 05-30-31 (R) (Y)                          8.000      A-             2,815       2,901,533
UBS PFD Funding Trust I,
  Gtd Bond 10-01-49                                                   8.622      AA-            2,870       3,205,503

Banks -- United States 3.12%                                                                               43,165,543
Bank of New York,
  Cap Security 12-01-26 (R)                                           7.780      A-             5,750       5,803,072
Bank One Corp.,
  Sub Note 08-01-10                                                   7.875      A-             2,585       2,761,943
BNP Paribas Capital Trust,
  Sub Note 12-27-49 (R)                                               9.003      A              2,615       2,875,611
Capital One Bank,
  Sr Note 02-01-06                                                    6.875      BBB-           3,075       3,016,590
Colonial Bank,
  Sub Note 06-01-11                                                   9.375      BBB-           2,595       2,632,212
HSBC Holding Plc,
  Sub Note (United Kingdom) 07-15-09 (Y)                              7.500      A              3,430       3,593,988
RBSG Capital Corp.,
  Gtd Cap Note 03-01-04                                              10.125      A             10,605      11,752,991
Skandinaviska Enskilda,
  Jr Sub Note 12-29-49 (R)                                            6.500      BBB            3,150       3,161,529
Wells Fargo Bank N.A.,
  Sub Note 02-01-11                                                   6.450      A+             3,855       3,801,377
Zions Financial Corp.,
  Note 05-15-11 (R)                                                   6.950      BBB-           3,770       3,766,230

Beverages 0.30%                                                                                             4,202,100
Canandaigua Brands, Inc.,
  Sr Sub Note Ser C 12-15-03                                          8.750      B+             4,140       4,202,100

Broker Services 0.75%                                                                                      10,449,649
Goldman Sachs Group, Inc.,
  Bond 01-15-11                                                       6.875      A+             3,880       3,836,544
Radian Group, Inc.,
  Note 06-01-11 (R)                                                   7.750      A              4,145       4,132,980
Salomon Smith Barney Holdings, Inc.,
  Note 03-15-06                                                       5.875      A              2,500       2,480,125

Building 0.44%                                                                                              6,056,183
Black & Decker Holdings,
  Note 06-01-11 (R)***                                                7.125      BBB            4,135       4,124,663
Vulcan Materials Co.,
  Note 02-01-06                                                       6.400      A+             1,920       1,931,520

Chemicals 0.51%                                                                                             7,062,328
Akzo Nobel, Inc.,
  Bond 11-15-03 (R)                                                   6.000      A-             2,860       2,895,750
Nova Chemicals Corp.,
  Note 05-15-06                                                       7.000      BBB            4,190       4,166,578

Containers 0.17%                                                                                            2,288,288
Stone Container Corp.,
  Sr Note 02-01-11 (R)                                                9.750      B              2,195       2,288,288

Cosmetics & Personal Care 0.23%                                                                             3,250,183
International Flavors & Fragrances, Inc.,
  Note 05-15-06 (R)                                                   6.450      BBB+           3,255       3,250,183

Energy 1.12%                                                                                               15,516,770
Enron Corp.,
  Note 08-15-05 (R)                                                   8.000      BBB+           3,990       4,098,328
MidAmerican Energy Holdings,
  Sr Bond 09-15-28                                                    8.480      BBB-           4,275       4,551,079
P&L Coal Holdings Corp.,
  Sr Sub Note Ser B 05-15-08                                          9.625      B              4,065       4,329,225
Progress Energy, Inc.,
  Sr Note 03-01-11                                                    7.100      BBB            2,515       2,538,138

Finance 5.76%                                                                                              79,682,166
American Express Credit Account Master Trust,
  Pass Thru Ctf Ser 2000-1 Class A 09-17-07                           7.200      AAA            5,985       6,342,185
Bombardier Capital, Inc.,
  Note 01-15-02 (R)                                                   6.000      A-             4,675       4,711,465
Citigroup, Inc.,
  Note 01-18-11                                                       6.500      AA-            2,665       2,644,906
Ford Motor Credit Co.,
  Note 04-28-03                                                       6.125      A              5,540       5,613,904
General Motors Acceptance Corp.,
  Note 07-15-05                                                       7.500      A              4,025       4,212,726
Heller Financial, Inc.,
  Bond 01-15-03                                                       6.400      A-             3,815       3,862,687
Household Finance Corp.,
  Note 05-09-05                                                       8.000      A              5,165       5,528,203
  Note 01-24-06                                                       6.500      A              2,600       2,628,080
  Note 07-15-10                                                       8.000      A              2,680       2,879,178
Humpuss Funding Corp.,
  Gtd Note 12-15-09 (R)                                               7.720      B3             1,868       1,335,392
ING Capital Funding Trust III,
  Gtd Note 12-31-49                                                   8.439      A              2,850       3,018,862
Marlin Water Trust/Marlin Water Capital Corp.,
  Sr Sec Note 12-15-01 (R)                                            7.090      BBB            4,460       4,510,755
MBNA Master Credit Card Trust,
  Pass Thru Ctf Ser 1999-G Class A 12-15-06                           6.350      AAA            6,320       6,509,600
MMCA Auto Owner Trust,
  Pass Thru Ctf Ser 2000-2 Class A-4 06-15-05                         6.860      AAA            6,500       6,759,935
Pemex Project Funding Master Trust,
  Gtd Note 10-13-10 (R)**                                             9.125      BB+            4,175       4,295,031
Standard Credit Master Trust,
  Ser 1995-1 Class A 01-07-07                                         8.250      AAA            7,372       8,005,476
Takefuji Corp.,
  Sr Note (Japan) 04-15-11 (R) (Y)                                    9.200      A-             3,470       3,618,828
Yanacocha Receivables Master Trust,
  Pass Thru Cert Ser 1997-A 06-15-04 (R)                              8.400      BBB-           3,304       3,204,953

Food 0.30%                                                                                                  4,212,860
Earthgrains Co.,
  Sr Note 08-01-03                                                    8.375      BBB            4,085       4,212,860

Government -- Foreign 1.99%                                                                                27,497,285
Brazil, Federal Republic of,
  Bond (Brazil) 04-15-14 (Y)                                          8.000      BB-            6,933       5,108,601
Colombia, Republic of,
  Gtd Note (Colombia) 04-09-11 (Y)                                    9.750      BBB            3,750       3,731,250
Nova Scotia, Province of,
  Deb (Canada) 04-01-22 (Y)                                           8.750      A-             7,500       9,052,500
Quebec, Province of,
  Deb (Canada) 09-15-29 (Y)                                           7.500      A+             3,215       3,414,234
Saskatchewan, Province of,
  Deb (Canada) 12-15-20 (Y)                                           9.375      A+             5,000       6,190,700

Government -- U.S. 13.54%                                                                                 187,400,492
United States Treasury,
  Bond 08-15-17                                                       8.875      AAA           25,342      33,285,196
  Bond 05-15-18                                                       9.125      AAA           17,990      24,224,614
  Bond 05-15-30                                                       6.250      AAA           20,090      21,210,620
  Note 08-15-03                                                       5.750      AAA           13,600      13,986,784
  Note 02-15-05                                                       7.500      AAA           31,574      34,435,236
  Note 07-15-06                                                       7.000      AAA           30,140      32,744,397
  Note 01-15-07                                                       3.375      AAA            5,769       5,831,785
  Note 05-15-08                                                       5.625      AAA            3,770       3,847,737
  Note 08-15-10                                                       5.750      AAA           17,455      17,834,123

Government -- U.S. Agencies 12.92%                                                                        178,803,067
Federal Home Loan Mortgage Corp.,
  30 Yr Pass Thru Ctf 01-01-16                                       11.250      AAA              357         399,817
Federal National Mortgage Assn.,
  15 Yr Pass Thru Ctf 02-01-08                                        7.500      AAA              869         901,585
  15 Yr Pass Thru Ctf 09-01-10 to 11-01-14                            7.000      AAA            8,951       9,153,642
  15 Yr Pass Thru Ctf 12-01-12                                        6.500      AAA            6,973       7,036,180
  15 Yr Pass Thru Ctf 12-01-14                                        5.500      AAA           15,972      15,529,627
  15 Yr Pass Thru Ctf 06-01-16                                        6.000      AAA            5,536       5,482,633
  30 Yr Pass Thru Ctf 10-01-23 to 06-01-31**                          7.000      AAA            8,001       8,096,005
  30 Yr Pass Thru Ctf 11-01-28                                        6.500      AAA            3,138       3,109,430
Federal National Mortgage Assn.,
  30 Yr Pass Thru Ctf 06-01-29 to 06-01-31**                          7.500      AAA            6,422       6,570,887
  30 Yr Pass Thru Ctf 03-01-31 to 04-01-31                            6.000      AAA           21,320      20,564,663
  Note 01-15-30                                                       7.125      AAA           21,080      22,621,370
  Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22                        6.940      AAA            2,982       3,121,886
Financing Corp.,
  Bond 02-08-18                                                       9.400      AAA            7,000       9,072,630
Government National Mortgage Assn.,
  30 Yr Pass Thru Ctf 01-15-16                                       10.500      AAA               54          59,594
  30 Yr Pass Thru Ctf 01-15-16                                       11.000      AAA              104         115,500
  30 Yr Pass Thru Ctf 07-15-16 to 01-15-25                            9.000      AAA            5,100       5,482,211
  30 Yr Pass Thru Ctf 11-15-19 to 05-15-21                            9.500      AAA            1,354       1,457,986
  30 Yr Pass Thru Ctf 06-15-20 to 03-15-25                           10.000      AAA              537         584,313
  30 Yr Pass Thru Ctf 11-15-22                                        8.000      AAA            2,198       2,311,810
  30 Yr Pass Thru Ctf 08-15-28 to 06-01-31**                          7.000      AAA           21,247      21,536,768
  30 Yr Pass Thru Ctf 01-15-29 to 07-15-29                            6.500      AAA           24,745      24,602,154
  30 Yr Pass Thru Ctf 05-15-30                                        7.500      AAA           10,685      10,992,376

Insurance 2.98%                                                                                            41,271,930
AXA,
  Sub Note (France) 12-15-30 (Y)                                      8.600      A-             4,080       4,470,342
Equitable Life Assurance Society of the United States,
  Surplus Note 12-01-05 (R)                                           6.950      A+             3,700       3,794,054
Hartford Life, Inc.,
  Sr Note 03-01-31                                                    7.375      A              2,680       2,688,254
Massachusetts Mutual Life Insurance Co.,
  Surplus Note 11-15-23 (R)                                           7.625      AA             3,970       3,954,120
MONY Group, Inc. (The),
  Sr Note 12-15-05                                                    7.450      A-             1,860       1,900,083
New York Life Insurance Co.,
  Surplus Note 12-15-23 (R)                                           7.500      AA-           15,000      13,800,000
Sun Canada Financial Co.,
  Gtd Sub Note 12-15-07 (R)                                           6.625      AA-            7,250       7,344,250
URC Holdings Corp.,
  Sr Note 06-30-06 (R)                                                7.875      AA+            3,110       3,320,827

Leisure 0.78%                                                                                              10,778,053
Harrah's Operating Co., Inc.,
  Gtd Sr Sub Note 12-15-05                                            7.875      BB+            2,055       2,080,687
HMH Properties, Inc.,
  Gtd Sr Sec Note Ser A 08-01-05                                      7.875      BB             3,455       3,403,175
MGM Mirage, Inc.,
  Gtd Sr Note 09-15-10                                                8.500      BBB-           2,295       2,343,103
Station Casinos, Inc.,
  Sr Note 02-15-08                                                    8.375      BB-            1,095       1,108,688
Waterford Gaming LLC/Waterford Gaming
  Finance Corp.,
  Sr Note 03-15-10 (R)                                                9.500      B+             1,880       1,842,400

Media 4.90%                                                                                                67,822,434
Adelphia Communications Corp.,
  Sr Note Ser B 10-01-02                                              9.250      B+             4,750       4,750,000
  Sr Note Ser B 07-15-03                                              8.125      B+             2,250       2,193,750
AOL Time Warner, Inc.,
  Bond 04-15-31                                                       7.625      BBB+           4,155       4,183,046
British Sky Broadcasting Group Plc,
  Gtd Sr Note (United Kingdom) 07-15-09 (Y)                           8.200      BB+            2,940       2,913,217
Century Communications Corp.,
  Sr Note 03-01-05                                                    9.500      B+             1,720       1,616,800
Charter Communications Holdings LLC/Charter
  Communications Capital Corp.,
  Sr Note 01-15-11                                                   11.125      B+               980       1,043,700
  Sr Note 05-15-11 (R)                                               10.000      B+             1,065       1,067,662
Clear Channel Communications, Inc.,
  Sr Note 06-15-05                                                    7.875      BBB-           5,170       5,429,948
Continental Cablevision, Inc.,
  Sr Note 05-15-06                                                    8.300      A              3,820       4,114,102
CSC Holdings, Inc.,
  Sr Note 04-01-11 (R)                                                7.625      BB+            4,605       4,471,547
  Sr Sub Deb 05-15-16                                                10.500      BB-            2,910       3,215,550
EchoStar DBS Corp.,
  Sr Note 02-01-09                                                    9.375      B+             1,570       1,585,700
Garden State Newspapers, Inc.,
  Sr Sub Note 07-01-11                                                8.625      B+             2,485       2,385,600
Lenfest Communications, Inc.,
  Sr Note 11-01-05                                                    8.375      BBB            2,685       2,874,830
Mediacom LLC/Mediacom Capital Corp.,
  Sr Note Ser B 04-15-08                                              8.500      B+             1,435       1,345,313
News America Holdings, Inc.,
  Gtd Sr Deb 08-10-18                                                 8.250      BBB-           1,805       1,829,873
News America, Inc.,
  Gtd Note 04-30-28                                                   7.300      BBB-           2,575       2,325,122
Rogers Cablesystems Ltd.,
  Sr Note Ser B (Canada) 03-15-05 (Y)                                10.000      BB+            4,880       5,233,800
TCI Communications, Inc.,
  Sr Deb 02-15-26                                                     7.875      A              2,830       2,863,790
Time Warner, Inc.,
  Deb 01-15-13                                                        9.125      BBB+           3,420       3,974,690
Viacom, Inc.,
  Gtd Note 01-30-06 (R)                                               6.400      A-             2,090       2,109,897
  Gtd Sr Note 01-30-06                                                6.400      A-             2,095       2,115,070
  Gtd Sr Deb 07-30-30                                                 7.875      A-             3,965       4,179,427

Medical 1.68%                                                                                              23,237,580
Athena Neuro Finance LLC,
  Gtd Sr Note 02-21-08                                                7.250      BBB            2,655       2,696,312
Dynacare, Inc.,
  Sr Note (Canada) 01-15-06 (Y)                                      10.750      B+             3,465       3,534,300
Fresenius Medical Care Capital Trust II,
  Gtd Trust Preferred Security 02-01-08                               7.875      B+             3,480       3,393,000
HCA -- The Healthcare Co.,
  Note 06-01-06                                                       7.125      BB+            3,930       3,881,268
  Note 09-01-10                                                       8.750      BB+            1,845       1,951,087
HealthSouth Corp.,
  Note 02-01-08 (R)                                                   8.500      BBB-           2,035       2,045,175
Quest Diagnostics, Inc.,
  Sr Sub Note 12-15-06                                               10.750      B+             3,205       3,389,288
Tenet Healthcare Corp.,
  Sr Note 01-15-05                                                    8.000      BB+              890         918,925
Triad Hospitals, Inc.,
  Gtd Sr Note 05-01-09 (R)                                            8.750      B-             1,390       1,428,225

Metal 0.42%                                                                                                 5,864,864
Newmont Mining Corp.,
  Note 05-15-11                                                       8.625      BBB            2,600       2,570,724
Phelps Dodge Corp.,
  Sr Note 06-01-11                                                    8.750      BBB            3,355       3,294,140

Mortgage Banking 5.21%                                                                                     72,090,252
Commercial Mortgage Acceptance Corp.,
  Pass Thru Ctf Ser 1999-C1 Class A-1 08-15-08                        6.790      Aaa            5,403       5,532,897
ContiMortgage Home Equity Loan Trust,
  Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25                         8.100      AAA            3,452       3,498,660
Credit Suisse First Boston Mortgage Securities Corp.,
  Commercial Mtg Pass Thru Ctf Ser 1998-C1
  Class A-1A 12-17-07                                                 6.260      AAA            4,341       4,387,475
Deutsche Mortgage & Asset Receiving Corp.,
  Commercial Mtg Pass Thru Ctf Ser 1998-C1
  Class C 03-15-08                                                    6.861      A2             3,585       3,563,714
FirstPlus Home Loan Trust,
  Pass Thru Ctf Ser 1998-4 Class A-5 01-10-18                         6.380      AAA            6,220       6,272,435
GMAC Commercial Mortgage Securities, Inc.,
  Pass Thru Ctf Ser 1997-C2 Class A-3 11-15-07                        6.566      Aaa            6,025       5,995,816
  Pass Thru Ctf Ser 1998-C1 Class A-1 11-15-07                        6.411      Aaa           12,820      13,039,899
LB Commercial Conduit Mortgage Trust,
  Pass Thru Ctf Ser 1999-C1 Class A-1 08-15-07                        6.410      Aaa            5,531       5,617,601
Morgan Stanley Capital I, Inc.,
  Pass Thru Ctf Ser 1999-CAM1 Class A-3 11-15-08                      6.920      AAA           12,480      12,772,988
Salomon Brothers Mortgage Securities VII, Inc.,
  Mtg Pass Thru Ctf Ser 1997-HUD2
  Class A-2 07-25-24                                                  6.750      Aaa            3,940       3,958,991
UCFC Home Equity Loan Trust,
  Pass Thru Ctf Ser 1996-D1 Class A6 02-15-25                         7.180      AAA            7,260       7,449,776

Oil & Gas 2.43%                                                                                            33,571,782
Alberta Energy Co., Ltd.,
  Note (Canada) 09-15-30 (Y)                                          8.125      BBB+           2,850       3,096,154
Chesapeake Energy Corp.,
  Sr Note 04-01-11 (R)                                                8.125      B+             1,505       1,467,375
El Paso Energy Corp.,
  Med Term Note 10-15-30                                              8.050      BBB            4,245       4,332,362
Louis Dreyfus Natural Gas Corp.,
  Note 12-01-07                                                       6.875      BBB            2,685       2,646,605
Occidental Petroleum Corp.,
  Sr Deb 09-15-09                                                    10.125      BBB-           1,080       1,292,576
Ocean Energy, Inc.,
  Gtd Sr Sub Note Ser B 07-15-07                                      8.875      BB+            2,220       2,355,797
Petroleum Geo-Services ASA,
  Sr Note (Norway) 03-30-28 (Y)                                       7.125      BBB-           3,445       2,780,770
Santa Fe Snyder Corp.,
  Sr Sub Note 06-15-07                                                8.750      BBB+           2,575       2,744,306
Tosco Corp.,
  Note 02-15-30                                                       8.125      BBB            4,335       4,704,342
Transocean Sedco Forex, Inc.,
  Note 04-15-31 (R)                                                   7.500      A-             4,015       4,010,543
Union Pacific Resources Group, Inc.,
  Deb 05-15-28                                                        7.150      BBB+           4,330       4,140,952

Paper & Paper Products 0.92%                                                                               12,777,080
Georgia-Pacific Corp.,
  Note 05-15-31                                                       8.875      BBB-           4,150       4,053,346
International Paper Co.,
  Note 07-08-05                                                       8.125      BBB+           4,165       4,444,055
Stora Enso Oyj,
  Sr Note 05-15-11                                                    7.375      BBB+           4,255       4,279,679

Real Estate Investment Trust 1.56%                                                                         21,640,277
American Health Properties, Inc.,
  Note 01-15-07                                                       7.500      BBB+           2,350       2,305,937
Cabot Industrial Properties, L.P.,
  Note 05-01-04                                                       7.125      BBB            3,455       3,502,057
Camden Property Trust,
  Note 04-15-04                                                       7.000      BBB            3,800       3,863,992
Healthcare Realty Trust, Inc.,
  Sr Note 05-01-11                                                    8.125      BBB-           2,600       2,580,500
Liberty Property, L.P.,
  Med Term Note 06-05-02                                              6.600      BBB            3,030       3,108,568
Mack-Cali Realty, L.P.,
  Note 02-15-11                                                       7.750      BBB            2,655       2,680,674
ProLogis Trust,
  Sr Note 04-15-04                                                    6.700      BBB+           3,555       3,598,549

Real Estate Operations 0.12%                                                                                1,596,400
EOP Operating, L.P.,
  Sr Note 02-15-05                                                    6.625      BBB+           1,580       1,596,400

Retail 0.82%                                                                                               11,348,769
Archer-Daniels-Midland Co.,
  Deb 02-01-31                                                        7.000      A+             3,580       3,450,010
Delhaize America Inc.,
  Note 04-15-11 (R)                                                   8.125      BBB-           3,835       3,936,551
Federated Department Stores, Inc.,
  Sr Note 04-01-11                                                    6.625      BBB+           4,155       3,962,208

Telecommunications 4.85%                                                                                   67,194,070
American Tower Corp.,
  Sr Note 02-01-09 (R)                                                9.375      B                505         494,900
AT&T Wireless Group,
  Sr Note 03-01-31 (R)                                                8.750      BBB            2,470       2,586,732
BellSouth Capital Funding Corp.,
  Deb 02-15-30                                                        7.875      AA-            4,210       4,506,931
Citizens Communications Co.,
  Note 05-15-06                                                       8.500      BBB            2,600       2,613,026
  Note 05-15-11                                                       9.250      BBB            2,600       2,609,282
Clearnet Communications, Inc.,
  Sr Disc Note, Step Coupon (10.125%, 05-01-04)
  (Canada) 05-01-09 (A) (Y)                                            Zero      B3             2,500       2,156,250
Cox Communications, Inc.,
  Note 11-01-10                                                       7.750      BBB            2,825       2,977,635
Crown Castle International Corp.,
  Sr Note 05-15-11                                                    9.000      B              1,325       1,272,000
  Sr Note 08-01-11 (R)                                                9.375      B                780         768,300
Deutsche Telekom International Finance B.V.,
  Gtd Bond (Netherlands) 06-15-05 (Y)                                 7.750      A-             2,375       2,490,021
Dominion Resources, Inc.,
  Sr Note Ser A 06-15-10                                              8.125      BBB+           4,255       4,616,675
LCI International, Inc.,
  Sr Note 06-15-07                                                    7.250      BBB+           3,860       3,852,627
MetroNet Communications Corp.,
  Sr Note (Canada) 08-15-07 (Y)                                      12.000      BBB            2,430       2,648,700
NTL Communications Corp.,
  Sr Note Ser B 10-01-08                                             11.500      B              1,770       1,433,700
Qwest Capital Funding, Inc.,
  Bond 02-15-31 (R)                                                   7.750      BBB+           5,425       5,258,995
Telefonos de Mexico S.A. de C.V.,
  Sr Note (Mexico) 01-26-06 (R) (Y)                                   8.250      BB+            5,590       5,649,394
Telus Corp.,
  Note 06-01-11                                                       8.000      BBB+           5,575       5,622,388
Time Warner Telecom, Inc.,
  Sr Note 02-01-11                                                   10.125      B-               480         465,600
Tritel PCS, Inc.,
  Sr Sub Note 01-15-11 (R)                                           10.375      B3               675         651,375
Triton PCS, Inc.,
  Sr Sub Note 02-01-11 (R)                                            9.375      CCC+           1,585       1,573,113
Verizon Global Funding Corp.,
  Bond 12-01-30 (R)                                                   7.750      A+             5,640       5,859,396
VoiceStream Wireless Corp.,
  Sr Note 09-15-09                                                   11.500      A-             2,640       3,049,200
WorldCom, Inc.,
  Note 05-15-06                                                       8.000      BBB+           3,860       4,037,830

Transportation 4.22%                                                                                       58,468,555
America West Airlines, Inc.,
  Pass Thru Ctf Ser 1996-1B 01-02-08                                  6.930      A-             3,313       3,243,010
Burlington Northern & Santa Fe Railway Co.,
  Deb 08-15-30                                                        7.950      BBB+           4,255       4,480,855
Continental Airlines, Inc.,
  Pass Thru Ctf Ser 1996-C 10-15-13                                   9.500      BBB+           4,188       4,641,837
  Pass Thru Ctf Ser 1999-1A 02-02-19                                  6.545      AA+            5,307       5,163,865
Delphi Auto Systems Corp.,
  Note 06-15-06                                                       6.550      BBB            2,720       2,726,283
Delta Air Lines, Inc.,
  Note 12-15-05                                                       7.700      BBB-           3,150       3,116,515
Northwest Airlines, Inc.,
  Gtd Note 03-15-04                                                   8.375      BB             2,175       2,137,025
  Gtd Note 06-01-06                                                   8.875      BB             2,605       2,578,950
  Pass Thru Ctf Ser 1996-1C 01-02-05                                 10.150      BBB-           1,873       1,933,549
  Pass Thru Ctf Ser 1996-1D 01-02-15                                  8.970      BBB-           3,376       3,471,449
NWA Trust,
  Sr Note Ser A 12-21-12                                              9.250      AA             4,878       5,337,137
Railcar Trust No. 1992-1,
  Pass Thru Ser 1992-1 Class A 06-01-04                               7.750      AAA            8,642       8,959,438
US Airways, Inc.,
  Pass Thru Ctf Ser 1990-A1 03-19-05                                 11.200      BB-            4,349       4,479,946
United Air Lines, Inc.,
  Pass Thru Ctf Ser 2000-2 Class A-1 10-01-10                         7.032      AAA            3,760       3,764,596
Wisconsin Central Transportation Corp.,
  Note 04-15-08                                                       6.625      BBB-           2,525       2,434,100

Utilities 12.91%                                                                                          178,762,242
AES Corp.,
  Sr Note 06-01-09                                                    9.500      BB             2,620       2,682,225
  Sr Note 09-15-10                                                    9.375      BB             1,110       1,159,950
  Sr Sub Note 07-15-06                                               10.250      B+             3,570       3,712,800
AES Eastern Energy,
  Pass Thru Ctf Ser 1999-A 01-02-17                                   9.000      BBB-           3,700       3,732,042
Beaver Valley Funding Corp.,
  Sec Lease Oblig Bond 06-01-17                                       9.000      BB-            3,960       4,143,150
BVPS II Funding Corp.,
  Collateralized Lease Bond 06-01-17                                  8.890      BB-            6,600       6,930,000
Calpine Canada Energy Finance ULC,
  Gtd Sr Note 05-01-08                                                8.500      BB+            2,610       2,559,635
Calpine Corp.,
  Sr Note 08-15-05                                                    8.250      BB+            1,685       1,677,628
  Sr Note 05-15-06                                                   10.500      BB+            4,650       4,882,500
  Sr Note 02-15-11                                                    8.500      BB+            2,585       2,563,622
Cleveland Electric Illuminating Co.,
  1st Mtg Ser B 05-15-05                                              9.500      BB+           10,220      10,539,375
CMS Energy Corp.,
  Sr Note 10-15-07                                                    9.875      BB             1,160       1,223,800
  Sr Note 04-15-11                                                    8.500      BB               550         551,501
  Sr Note Ser B 01-15-04                                              6.750      BB             3,595       3,451,200
EIP Funding-PNM,
  Sec Fac Bond 10-01-12                                              10.250      BBB-           8,473       9,256,752
GG1B Funding Corp.,
  Deb 01-15-11                                                        7.430      BBB-           3,288       3,346,022
HQI Tanselec Chile SA,
  Sr Note (Chile) 04-15-11 (R) (Y)                                    7.875      A-             4,075       3,986,491
Hydro-Quebec,
  Gtd Deb Ser FU (Canada) 02-01-12 (Y)                               11.750      A+             5,000       6,931,250
  Gtd Deb Ser IF (Canada) 02-01-03 (Y)                                7.375      A+             7,185       7,486,986
Iberdrola International B.V.,
  Note 10-01-02                                                       7.500      AA-            8,000       8,278,240
  Sr Note (Netherlands) 06-01-03 (R) (Y)                              7.125      AA-            8,629       8,946,547
KeySpan Corp.,
  Sr Note 11-15-30                                                    8.000      A              2,695       2,905,372
Long Island Lighting Co.,
  Deb 03-15-23                                                        8.200      A-             5,615       5,720,281
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                                 11.750      BB+            7,545       8,374,950
  Deb Ser B 07-23-06                                                 13.250      BB+            1,900       2,223,000
Mirant Americas Generation, Inc.,
  Sr Note 05-01-11 (R)                                                8.300      BBB-           3,160       3,175,768
Monterrey Power S.A. de C.V.,
  Sr Sec Bond (Mexico) 11-15-09 (R) (Y)                               9.625      BB+            1,191       1,197,016
Niagara Mohawk Power Corp.,
  Sec Fac Deb Bond 01-01-18                                           8.770      BBB            6,847       7,113,485
NiSource Finance Corp.,
  Gtd Note 11-15-10                                                   7.875      BBB            3,180       3,357,508
North Atlantic Energy Corp.,
  1st Mtg Ser A 06-01-02                                              9.050      BBB            2,351       2,416,993
Northeast Utilities,
  Note Ser A 12-01-06                                                 8.580      BBB              911         942,106
NRG Energy, Inc.,
  Sr Note 04-01-11                                                    7.750      BBB-           2,725       2,747,972
PECO Energy Transition Trust,
  Pass Thru Ctf Ser 1999-A Class A-6 03-01-09                         6.050      AAA            4,511       4,527,646
Pinnacle Partners,
  Sr Note 08-15-04 (R)                                                8.830      BBB-           3,830       3,858,422
Pinnacle West Capital Corp.,
  Sr Note 04-01-06                                                    6.400      BBB            3,810       3,726,828
PNPP II Funding Corp.,
  Deb 05-30-16                                                        9.120      BB-            4,120       4,346,806
PSEG Energy Holdings, Inc.,
  Sr Note 02-15-08 (R)                                                8.625      BBB-           2,685       2,626,252
Sierra Pacific Resources,
  Note 05-15-05                                                       8.750      BBB-           1,835       1,838,633
System Energy Resources, Inc.,
  1st Mtg 08-01-01                                                    7.710      BBB-           5,525       5,541,907
TXU Electric Capital V,
  Gtd Note 01-01-37                                                   8.175      BBB-           2,930       2,855,812
Waterford 3 Funding Corp.,
  Sec Lease Oblig Bond 01-02-17                                       8.090      BBB-           7,133       7,302,529
Xcel Energy, Inc.,
  Sr Note 12-01-10                                                    7.000      BBB+           3,985       3,921,240

Waste Disposal Service & Equipment 0.10%                                                                    1,417,547
Waste Management, Inc.,
  Sr Note 08-01-10                                                    7.375      BBB            1,415       1,417,547

                                                                                            NUMBER OF
                                                                                            SHARES OR
                                                                                             WARRANTS           VALUE
PREFERRED STOCKS AND WARRANTS 1.15%                                                                       $15,955,782
(Cost $15,155,138)

California Federal Preferred Capital Corp., 9.125%,
  Ser A, Preferred Stock                                                                      327,190       8,294,267
CSC Holdings, Inc., 11.125% Ser M, Preferred Stock                                             56,373       6,179,890
CSC Holdings, Inc., 11.750%, Ser H, Preferred Stock                                             9,475       1,042,250
MetroNet Communications Corp., Warrant (Canada) (R) (Y)                                         4,625         439,375

                                                                       INTEREST          PAR VALUE
ISSUER, DESCRIPTION                                                    RATE             (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 6.85%                                                                             $94,836,000
(Cost $94,836,000)

Joint Repurchase Agreement 6.85%
Investment in a joint repurchase agreement transaction with Barclays Capital, Inc.
  -- Dated 05-31-01, due 06-01-01
  (Secured by U.S. Treasury Note

  3.625%, due 01-15-08)                                               4.060%                  $94,836      94,836,000

TOTAL INVESTMENTS 100.08%                                                                              $1,385,496,898

OTHER ASSETS AND LIABILITIES, NET (0.08%)                                                                 ($1,202,978)

TOTAL NET ASSETS 100.00%                                                                               $1,384,293,920


(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $190,883,696, or 13.79% of net assets as of 5-31-01.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** A portion of these securities having an aggregate value of $16,594,500, or 1.20% of the Fund's net assets, has been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $17,011,491 of United States Treasury Note, 7.500%, 2-15-05, has been segregated to cover the forward commitment.

*** A portion of this security having an aggregate value of $4,124,663, or 0.30% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $4,185,800 of United States Treasury Note, 7.500%, 02-15-05, has been segregated to cover the when-issued commitment.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

May 31, 2001.

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find the
net asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,383,410,692)        $1,385,496,898
Cash                                                         110
Receivable for investments sold                       20,747,741
Receivable for shares sold                             1,164,330
Dividends and interest receivable                     21,586,776
Other assets                                             164,389

Total assets                                       1,429,160,244

LIABILITIES
Payable for investments purchased                     43,420,826
Payable for shares repurchased                           178,354
Payable to affiliates                                    995,835
Other payables and accrued expenses                      271,309

Total liabilities                                     44,866,324

NET ASSETS
Capital paid-in                                    1,443,711,478
Accumulated net realized loss on investments         (61,396,037)
Net unrealized appreciation of investments             2,057,637
Distributions in excess of net investment income         (79,158)

Net assets                                        $1,384,293,920

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,140,440,995 [DIV] 77,625,186 shares)          $14.69
Class B ($217,972,871 [DIV] 14,836,528 shares)            $14.69
Class C ($25,880,054 [DIV] 1,761,550 shares)              $14.69

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($14.69 [DIV] 95.5%)                             $15.38
Class C ($14.69 [DIV] 99%)                                $14.84

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
May 31, 2001.

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (including income on securities loaned
  of $192,917)                                       $99,845,218
Dividends                                              1,459,094

Total investment income                              101,304,312

EXPENSES
Investment management fee                              6,760,696
Class A distribution and service fee                   3,378,701
Class B distribution and service fee                   1,971,426
Class C distribution and service fee                     212,760
Transfer agent fee                                     3,406,505
Custodian fee                                            275,486
Accounting and legal services fee                        262,846
Trustees' fees                                            87,329
Registration and filing fees                              78,425
Miscellaneous                                             73,403
Printing                                                  61,525
Auditing fee                                              42,039
Legal fees                                                 9,173

Total expenses                                        16,620,314

Net investment income                                 84,683,998

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                            5,040,798
Financial futures contracts                               (8,795)
Change in unrealized appreciation on
  investments                                         65,332,336

Net realized and unrealized gain                      70,364,339

Increase in net assets from operations              $155,048,337

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.

                                                 YEAR                YEAR
                                                ENDED               ENDED
                                              5-31-00             5-31-01
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                     $94,785,969         $84,683,998
Net realized gain (loss)                  (41,120,589)          5,032,003
Change in net unrealized
  appreciation (depreciation)             (42,640,839)         65,332,336

Increase in net assets
  resulting from operations                11,024,541         155,048,337

Distributions to shareholders
From net investment income
Class A                                   (80,052,771)        (71,799,469)
Class B                                   (13,337,325)        (11,680,442)
Class C                                    (1,395,873)         (1,204,086)
                                          (94,785,969)        (84,683,997)

From fund share transactions             (135,698,460)         (5,151,356)

NET ASSETS
Beginning of period                     1,538,540,824        1,319,080,936

End of period 1                        $1,319,080,936       $1,384,293,920

1 Includes distributions in excess of net investment income of $91,031 and $79,158, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                12-31-96     5-31-97 1   5-31-98     5-31-99     5-31-00     5-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $15.40      $14.90      $14.78      $15.25      $14.76      $13.93
Net investment income                           1.09        0.44        1.05 2      0.97 2      0.96 2      0.92 2
Net realized and unrealized
  gain (loss) on investments                   (0.50)      (0.12)       0.47       (0.49)      (0.83)       0.76
Total from investment
  operations                                    0.59        0.32        1.52        0.48        0.13        1.68
Less distributions
From net investment income                     (1.09)      (0.44)      (1.05)      (0.97)      (0.96)      (0.92)
Net asset value,
  end of period                               $14.90      $14.78      $15.25      $14.76      $13.93      $14.69
Total return 3 (%)                              4.11       2.224       10.54        3.11        0.97       12.38

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $1,416      $1,362      $1,328      $1,279      $1,098      $1,140
Ratio of expenses
  to average net assets (%)                     1.14        1.11 5      1.08        1.07        1.11        1.12
Ratio of net investment income
  to average net assets (%)                     7.32        7.38 5      6.90        6.35        6.69        6.38
Portfolio turnover (%)                           123          58         198         228         162         235

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                12-31-96     5-31-97 1   5-31-98     5-31-99     5-31-00     5-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $15.40      $14.90      $14.78      $15.25      $14.76      $13.93
Net investment income                           0.98        0.40        0.95 2      0.86 2      0.86 2      0.83 2
Net realized and unrealized
  gain (loss) on investments                   (0.50)      (0.12)       0.47       (0.49)      (0.83)       0.76
Total from investment
  operations                                    0.48        0.28        1.42        0.37        0.03        1.59
Less distributions
From net investment income                     (0.98)      (0.40)      (0.95)      (0.86)      (0.86)      (0.83)

Net asset value,
  end of period                               $14.90      $14.78      $15.25      $14.76      $13.93      $14.69
Total return 3 (%)                              3.38        1.93 4      9.78        2.39        0.27       11.64

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $134        $133        $166        $239        $197        $218
Ratio of expenses
  to average net assets (%)                     1.84        1.81 5      1.78        1.77        1.81        1.78
Ratio of net investment income
  to average net assets (%)                     6.62        6.68 5      6.18        5.65        6.00        5.71
Portfolio turnover (%)                           123          58         198         228         162         235

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES


PERIOD ENDED                                 5-31-99 6   5-31-00     5-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $15.61      $14.76      $13.93
Net investment income 2                         0.55        0.85        0.82
Net realized and unrealized
  gain (loss) on investments                   (0.85)      (0.83)       0.76
Total from investment
  operations                                   (0.30)       0.02        1.58
Less distributions
From net investment income                     (0.55)      (0.85)      (0.82)

Net asset value,
  end of period                               $14.76      $13.93      $14.69
Total return 3 (%)                              1.95 4      0.28       11.60

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  $21         $24         $26
Ratio of expenses
  to average net assets (%)                     1.77 5      1.80        1.82
Ratio of net investment income
  to average net assets (%)                     5.65 5      6.01        5.66
Portfolio turnover (%)                           228         162         235

1 Effective 5-31-97, the fiscal year end changed from December 31 to May 31.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 10-1-98.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

Discount on securities

The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At May 31, 2001, the Fund loaned securities having a market value of $236,200,000, collateralized by securities in the amount of $240,993,626.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

The Fund had no open financial futures contracts at May 31, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $55,393,254 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gain distribution will be made. The Fund's carryforwards expire as follows: May 31, 2002 -- $9,347,493, May 31, 2004 -- $8,402,805, May 31, 2005 -- $1,183,431, May
31, 2007 -- $619,870, May 31, 2008 -- $15,467,220 and May 31, 2009 --
$20,372,435. Availability of a certain amount of loss carryforwards, which were acquired on September 15, 1995 in a merger, may be limited in a given year. Additionally, net capital losses of $5,279,008 are attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day (June 1, 2001) of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex- dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next
$500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended May 31, 2001, JH Funds received net up-front sales charges of $1,043,537 with regard to sales of Class A shares. Of this amount, $105,641 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $479,481 was paid as sales commissions to unrelated broker-dealers and $458,415 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended May 31, 2001, JH Funds received net up-front sales charges of $167,416 with regard to sales of Class C shares. Of this amount, $163,582 was paid as sales commissions to unrelated broker-dealers and $3,834 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended May 31, 2001, CDSCs received by JH Funds amounted to $527,296 for Class B shares and $8,555 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen-sation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2001, aggregated $2,047,870,666 and $1,957,083,829, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the year ended May 31, 2001, aggregated
$962,006,177 and $1,074,143,371, respectively.

The cost of investments owned at May 31, 2001 (including short-term investments) for federal income tax purposes was $1,384,094,460. Gross unrealized appreciation and depreciation of investments aggregated $22,816,165 and $21,413,727, respectively, resulting in net unrealized appreciation of $1,402,438.

NOTE D
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                                YEAR ENDED 5-31-00                           YEAR ENDED 5-31-01
                                     SHARES                 AMOUNT                SHARES                 AMOUNT
CLASS A SHARES
Sold                             16,180,316           $230,911,081            20,329,913           $292,695,235
Distributions reinvested          4,427,262             63,104,859             3,885,469             56,285,950
Repurchased                     (28,432,224)          (405,098,642)          (25,386,067)          (365,444,508)
Net decrease                     (7,824,646)         ($111,082,702)           (1,170,685)          ($16,463,323)

CLASS B SHARES
Sold                              3,416,464            $49,024,555             4,030,445            $58,808,128
Distributions reinvested            554,800              7,907,679               438,799              6,362,603
Repurchased                      (5,984,221)           (85,404,315)           (3,783,675)           (54,786,515)
Net increase (decrease)          (2,012,957)          ($28,472,081)              685,569            $10,384,216

CLASS C SHARES
Sold                                586,098             $8,361,864             1,373,262            $19,986,436
Distributions reinvested             78,808              1,122,359                43,807                633,249
Repurchased                        (397,387)            (5,627,900)           (1,370,639)           (19,691,934)
Net increase                        267,519             $3,856,323                46,430               $927,751

NET DECREASE                     (9,570,084)         ($135,698,460)             (438,686)           ($5,151,356)


NOTE E
Reclassification of accounts

During the year ended May 31, 2001, the Fund has reclassified amounts to reflect a decrease in net realized loss on investments of $4,066,817, a decrease in distributions in excess of net investment income of $11,872, and a decrease in capital paid-in of $4,078,689. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of May 31, 2001. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income
(loss) per share in the financial highlights excludes these adjustments.

NOTE F
Change in accounting principle

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective June 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund but will result in a reduction in the cost of the investments and a corresponding increase in unrealized appreciation on investments, estimated at $8,529,110 based on securities held as of May 31, 2001.



AUDITORS'
REPORT

Report of
Ernst & Young
LLP, Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Bond Fund of
John Hancock Sovereign Bond Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Bond Fund (the "Fund"), one of the portfolios constituting the John Hancock Sovereign Bond Fund, including the schedule of investments, as of May 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Bond Fund of the John Hancock Sovereign Bond Fund at May 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 9, 2001



TAX
INFORMATION

Unaudited.

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund paid during its taxable year ended May 31, 2001.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2001, 1.72% of the dividends qualify for the dividends received deduction.

Shareholders will be mailed a 2001 U.S. Treasury Department Form
1099-DIV in January 2001. This will reflect the total of all distributions which are taxable for calendar year 2001.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Bond Fund.

2100A  5/01
       7/01